Related party transactions - Schedule of Significant Related Party Transactions (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 29, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]
Related party transactions
Aggregate cash consideration		¥ 574,826
Consideration paid	¥ 28,770	¥ 546,084		¥ 28,770	$ 3,941	¥ 546,084	¥ 0
Tencent Holdings Limited
Related party transactions
Aggregate cash consideration						¥ 574,826
Parent Company
Related party transactions
Related party transaction, purchases from related party			¥ 2,013,000

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).